Condensed Financial Information of the Parent Company (Details) - Schedule of Condensed Balance Sheets (Parentheticals) - Parent Company [Member] - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.03	$ 0.03
Ordinary share, shares authorized	11,112,474	11,112,474
Ordinary share, shares issued	4,989,746	4,725,019
Ordinary share, shares outstanding	4,726,424	4,700,852
Class B Ordinary Shares
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary share, par value (in Dollars per share)	$ 0.03	$ 0.03
Ordinary share, shares authorized	1,554,192	1,554,192
Ordinary share, shares issued	1,554,192	1,554,192
Ordinary share, shares outstanding	1,554,192	1,554,192